SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF SHORT-TERM INVESTMENT

	September 30, 2023	September 30, 2022

Beginning balance	$-	$1,703,314
Add: purchase wealth management financial products	65	5,097,816
Less: proceeds received upon maturity of short-term investments	-	(6,776,385)
Foreign currency translation adjustments	-	(24,745)
Ending balance of short-term investments	$65	$-

SCHEDULE OF USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	8 years
Office and electric equipment	3–5 years

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	September 30, 2023	September 30, 2022	September 30, 2021
Period-end spot rate	US$1=RMB7.2960	US$1=RMB7.1135	US$1=RMB6.4580
Average rate	US$1=RMB7.0533	US$1=RMB6.5532	US$1=RMB6.5095

SCHEDULE OF EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30, 2023, 2022 and 2021:

	For the Years ended September 30,
	2023	2022	2021
Numerator:
Net income attributable to ordinary shareholders	$4,595,982	$6,237,488	$4,590,803

Denominator:
Weighted-average number of ordinary shares outstanding – basic*	913,960	836,077	661,583
Outstanding options*	5,851	3,529	3,597
Outstanding warrants*	-	-	5,444
Potentially dilutive shares from outstanding options and warrants*	5,851	3,529	9,041
Weighted-average number of ordinary shares outstanding – diluted*	919,811	839,606	670,624
Earnings per share – basic*	$5.03	$7.47	$6.94
Earnings per share – diluted*	$5.00	$7.43	$6.85

*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.